Performance Management - MAI Managed Volatility Fund	Dec. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	+ Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. Because the Investor Class has higher expenses than the Institutional Class, the performance of the Investor Class would be lower than the performance that the Institutional Class realized for the same period. Updated performance information is available at www.maifunds.com or by calling (877) 414-7884 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31 Investor Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 12.06% for the quarter ended June 30, 2020, and the lowest return was -14.72% for the quarter ended March 31, 2020.

The calendar year-to-date total return as of September 30, 2025 was 8.26%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Fund's Investor Class and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

The CBOE S&P 500 BuyWrite Index (“BXM”) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (i) buying an S&P 500 stock index portfolio, and (ii) writing (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Class and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.maifunds.com
Performance Availability Phone [Text]	(877) 414-7884
Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.26%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	12.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(14.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020